Asset Sale and License Agreement - Additional Information (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Nov. 08, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Asset Sale And License Agreement [Line Items]
Cash consideration paid in connection with the acquisition					$ 944
Asset sales		$ 785	$ (7)	$ 2,518	$ (22)
IK-1259 and IK-0714 | Asset Purchase Agreement
Asset Sale And License Agreement [Line Items]
Assets held for sale cash consideration	$ 1,500
Asset sales				$ 1,500